LEGAL RELATED AND NON LEGAL RELATED PROVISIONS	12 Months Ended
Dec. 31, 2022
Disclosure of legal-related and non legal-related provision [abstract]
LEGAL RELATED AND NON LEGAL RELATED PROVISIONS

NOTE 23 – LEGAL RELATED AND NON-LEGAL RELATED PROVISIONS

The movement and balances of legal and non-legal related provisions during the periods ended on December 31, 2022, 2021 and 2020 are described below:

	For legal		Non-legal		Total provisions
Balance as of January 1, 2020	Ps.	194,680	Ps.	673,962	Ps.	868,642
Business combination (1)		2,417		1,415		3,832
Provisions increase during the year		190,860		119,982		310,842
Use of provisions		(20,951)		(88,780)		(109,731)
Reversed provisions not utilized		(124,616)		(42,616)		(167,232)
Effect of movements in exchange rates		(144)		6,065		5,921
Reclassification BAC (2) (3)		—		1,023		1,023
Discontinued operations (2)		(472)		25		(447)
Balance as of December 31, 2020	Ps.	241,774	Ps.	671,076	Ps.	912,850
Provisions increase during the year		196,452		410,810		607,262
Use of provisions		(72,892)		(47,426)		(120,318)
Reversed provisions not utilized		(118,865)		(146,599)		(265,464)
Effect of movements in exchange rates		503		7,649		8,152
Reclassification BAC (2) (3)		(9,749)		3,382		(6,367)
Discontinued operations (2)		10,306		3,840		14,146
Balance as of December 31, 2021	Ps.	247,529	Ps.	902,732	Ps.	1,150,261
Provisions increase during the year		183,294		380,005		563,299
Use of provisions		(44,895)		(200,406)		(245,301)
Reversed provisions not utilized (4)		(155,475)		(62,180)		(217,655)
Effect of movements in exchange rates		370		17,810		18,180
Loss of control in subsidiary (2)		(2,047)		(40,193)		(42,240)
Discontinued operations (2)		417		210		627
Balance as of December 31, 2022	Ps.	229,193	Ps.	997,978	Ps.	1,227,171

(1) Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).

(2) See note 1.1 “ Discontinued operations of  BAC Holding”.

(3) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(4) For legal related, recovery of provisions by Porvenir for December of 2022 by Ps. 149,598 for claims for nullity of affiliations that were in progress.

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	9,449	Ps.	363,888	Ps.	373,337
After twelve months		219,744		634,090		853,834
Balance as of December 31, 2022	Ps.	229,193	Ps.	997,978	Ps.	1,227,171

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	7,892	Ps.	225,226	Ps.	233,118
After twelve months		239,637		677,506		917,143
Balance as of December 31, 2021	Ps.	247,529	Ps.	902,732	Ps.	1,150,261

Legal related:

Administrative proceedings

At December 31, 2022 and 2021, the outstanding balance of provisions recorded for administrative proceedings were Ps. 26,476 and Ps. 24,433 respectively, by way of claims for administrative or judicial processes of a tax nature, initiated by national and local authorities that establish, in some cases sanctions in which the subsidiaries of Grupo Aval would incur.

Labor proceedings

At December 31, 2022 and 2021, the outstanding balance of provisions recorded for labor proceedings were Ps. 29,592 and Ps. 32,381 respectively. Labor proceedings include labor pursuits, indemnities for former employees against some  subsidiaries of Grupo Aval. The time expected for resolution is uncertain since each proceeding is based on different instances.

Other proceedings

At December 31, 2022 and 2021, the outstanding balance of other legal provisions recorded were Ps. 173,125 and Ps. 190,715, respectively, being the most representative:

●	Provisions made to cover claims for nullity of affiliations to Porvenir, old age disability and survival pensions which amounted to Ps. 144,038 and Ps. 163,157, respectively.

Non-legal related:

At December 31, 2022 and 2021 the outstanding balance of non-legal related provisions recorded amounting were Ps. 997,978 and Ps. 902,732, respectively, are mainly comprised by:

●	Provisions in Corficolombiana´s affiliates as of December 31, 2022 and 2021, associated with the maintenance, restoration and rehabilitation of constructions and buildings, professional fees relating to development of concession contracts of Ps. 339,191 and Ps. 299,950 respectively.
●	Provision in Proinvipacífico, a Corficolombiana´s subsidiary as of December 31, 2022 and 2021 for the recognition of additional costs on the Pacífico 1 project of Ps. 55,933 and Ps. 117,294 respectively.
●	Provisions in Porvenir´s subsidiary as of December 31, 2022, and 2021, where the main balance corresponds to undercapitalized accounts, these are individual pension accounts called "Fondo de Pensiones Obligatorias Especial Porvenir de Retiro Programado", which according to actuarial projections do not have the required balance to achieve minimum pension payment, and thus have to be provisioned for the expected difference of Ps. 289,381 and Ps. 272,428 respectively.
●	Provisions of several subsidiaries of Grupo Aval as of December 31,2022 and 2021, corresponding to the dismantling of ATMs and offices of Ps. 59,002 and Ps. 89,043, respectively.
●	Provisions for losses on loan commitments as of December 31 2022 and 2021, of Ps. 64,910 and Ps. 62,041 respectively. (See note 4.1.5) Loan commitments and financial guarantee contracts.